Offerings - Offering: 1	Feb. 24, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $1 par value per share
Maximum Aggregate Offering Price	$ 100,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810
Offering Note	Calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”) based on the proposed maximum aggregate offering price. Table 1 above shall be deemed to update the "Calculation of Filing Fee Table" in the registrant’s Registration Statement on Form S-3 (File No. 333-293693).